Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 521	€ 568
Commissions for assets under management	3,547	3,436
Commissions for other securities	359	335
Underwriting and advisory fees	1,656	1,696
Brokerage fees	1,751	2,238
Commissions for local payments	1,474	1,460
Commissions for foreign commercial business	586	621
Commissions for foreign currency/exchange business	15	15
Commissions for loan processing and guarantees	989	981
Intermediary fees	535	493
Fees for sundry other customer services	850	1,076
Total commission and fee income	12,283	12,921
Gross expense	(2,763)	(2,898)
Net fees and commissions	9,520	10,039
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	249	274
Commissions for assets under management	22	23
Commissions for other securities	330	301
Underwriting and advisory fees	29	38
Brokerage fees	11	10
Commissions for local payments	457	470
Commissions for foreign commercial business	454	469
Commissions for foreign currency/exchange business	7	7
Commissions for loan processing and guarantees	494	519
Intermediary fees	26	20
Fees for sundry other customer services	303	287
Total commission and fee income	2,382	2,420
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	8	10
Commissions for assets under management	1	16
Commissions for other securities	0	0
Underwriting and advisory fees	1,568	1,479
Brokerage fees	253	260
Commissions for local payments	0	(1)
Commissions for foreign commercial business	26	32
Commissions for foreign currency/exchange business	0	0
Commissions for loan processing and guarantees	189	187
Intermediary fees	2	1
Fees for sundry other customer services	349	578
Total commission and fee income	2,397	2,564
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	235	250
Commissions for assets under management	304	260
Commissions for other securities	28	29
Underwriting and advisory fees	15	15
Brokerage fees	932	886
Commissions for local payments	1,015	980
Commissions for foreign commercial business	107	118
Commissions for foreign currency/exchange business	7	7
Commissions for loan processing and guarantees	284	248
Intermediary fees	494	446
Fees for sundry other customer services	48	63
Total commission and fee income	3,470	3,303
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	23	22
Commissions for assets under management	3,219	3,131
Commissions for other securities	1	2
Underwriting and advisory fees	0	(1)
Brokerage fees	81	82
Commissions for local payments	0	0
Commissions for foreign commercial business	0	0
Commissions for foreign currency/exchange business	0	0
Commissions for loan processing and guarantees	0	0
Intermediary fees	0	0
Fees for sundry other customer services	127	117
Total commission and fee income	3,451	3,352
Capital Release Unit [Member]
Major type of services: [Abstract]
Commissions for administration	5	15
Commissions for assets under management	1	6
Commissions for other securities	1	2
Underwriting and advisory fees	61	193
Brokerage fees	470	999
Commissions for local payments	1	12
Commissions for foreign commercial business	0	2
Commissions for foreign currency/exchange business	0	1
Commissions for loan processing and guarantees	16	26
Intermediary fees	1	13
Fees for sundry other customer services	23	31
Total commission and fee income	578	1,300
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	0	(3)
Commissions for assets under management	2	0
Commissions for other securities	0	0
Underwriting and advisory fees	(17)	(28)
Brokerage fees	5	0
Commissions for local payments	0	(2)
Commissions for foreign commercial business	(1)	(1)
Commissions for foreign currency/exchange business	0	0
Commissions for loan processing and guarantees	5	1
Intermediary fees	11	12
Fees for sundry other customer services	0	0
Total commission and fee income	€ 6	€ (19)